Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic earnings per share

The basic earnings per share and the weighted average number of common shares outstanding have been calculated as follows:

(in thousands of dollars and number of shares)	2020	2019
Net income attributable to owners of the Company	275,675	233,677
Issued common shares, beginning of period	81,450,326	86,397,588
Effect of stock options exercised	858,488	846,690
Effect of repurchase of own shares	(1,204,210)	(3,854,133)
Effect of share issuance	8,008,750	-
Weighted average number of common shares	89,113,354	83,390,145

Earnings per share – basic (in dollars)	3.09	2.80
Earnings per share from continuing operations – basic (in dollars)	3.09	2.93

Diluted earnings per share

The diluted earnings per share and the weighted average number of common shares outstanding after adjustment for the effects of all dilutive common shares have been calculated as follows:

(in thousands of dollars and number of shares)	2020	2019
Net income attributable to owners of the Company	275,675	233,677
Weighted average number of common shares	89,113,354	83,390,145
Dilutive effect:
Stock options and restricted share units	1,821,452	1,974,038
Weighted average number of diluted common shares	90,934,806	85,364,183

Earnings per share - diluted (in dollars)	3.03	2.74
Earnings per share from continuing operations - diluted (in dollars)	3.03	2.86